Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Key management remuneration	$ 17.0	$ 17.0
Director's interest in issued share capital or voting control	1.00%
Executive Committee and Non-Executive Directors [Member]
Disclosure of transactions between related parties [line items]
Key management personnel's beneficial interest in issued and listed share capital	0.10%	0.20%